Leases - Summary of Supplemental Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease ROU assets	¥ 133,004	$ 19,284	¥ 422,966
Operating lease liabilities-non-current	52,997	7,684	206,303
Operating lease liabilities-current	79,586	$ 11,539	214,843
Total operating lease liabilities	¥ 132,583		¥ 421,146
Weighted average remaining lease term	2 years 4 months 20 days	2 years 4 months 20 days	1 year 11 months 8 days
Weighted average discount rate	4.31%	4.31%	5.06%